EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.6%
	DIVERSIFIED EXPLORATION AND MINING — 2.9%
295,000	Canter Resources Corp.*,1,2	$28,348
880,000	Carbon Neutral[1,2]	1,738,249
8,222,220	Nuvau Minerals Corp.[1,2]	5,359,599
		7,126,196
	GOLD EXPLORATION — 10.4%
5,544,942	Alpha Exploration Ltd.*,2,3	4,116,438
1,071,000	Alpha Exploration Ltd.*,1,2,3	795,086
3,787,500	Angus Gold, Inc.*,2,3	1,323,581
1,208,333	Atacama Copper Corp.*,1,2,3	875,160
10,509,228	Aurion Resources Ltd.*,2,3	4,262,452
6,470,109	Besra Gold, Inc.*,2	253,862
151,265	Dakota Gold Corp.*	360,011
7,964,000	Dryden Gold Corp.*,2,3	605,649
14,241,370	Heliostar Metals Ltd.*,2,3	3,506,964
1,900,000	Heliostar Metals Ltd.*,1,2,3	467,879
522,100	Irving Resources, Inc.*,2	139,912
120,300	Ivanhoe Electric, Inc.*	1,193,376
286,500	Meridian Mining UK Societas*,2	87,151
1,500,000	Meridian Mining UK Societas*,1,2	456,290
10,000,000	Mogotes Metals, Inc.*,2	1,231,260
8,472,500	Newcore Gold Ltd.*,2	1,994,324
4,000,000	Radius Gold, Inc.*,2,3	202,796
5,084,000	Revival Gold, Inc.*,2,3	1,159,890
4,687,500	Revival Gold, Inc.*,1,2,3	1,069,430
7,000,000	Scorpio Gold Corp*,1,2,3	659,086
83,500	Scorpio Gold Corp.*,2,3	7,862
1,300,000	Western Exploration, Inc.*,2,3	913,305
		25,681,764
	GOLD MINING — 28.4%
226,440	Agnico Eagle Mines Ltd.	17,474,375
128,000	AngloGold Ashanti Ltd. - ADR	3,594,240
3,689,229	B2Gold Corp.	11,067,687
901,000	B2Gold Corp.[2]	2,701,630
717,792	Barrick Gold Corp.	13,286,330
1,443,099	Equinox Gold Corp.*,2	8,100,251
610,000	Equinox Gold Corp.*	3,428,200
8,788,229	i-80 Gold Corp.*,2	9,356,628
280,000	IAMGOLD Corp.*,2	1,153,907
5,000	Polyus PJSC - GDR*,1,2	—
		70,163,248

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS DEVELOPMENTAL — 1.3%
369,800	Artemis Gold, Inc.*,2	$3,157,776

	PRECIOUS METALS EXPLORATION — 4.8%
4,218,520	Aztec Minerals Corp.*,2	519,409
3,510,000	G2 Goldfields, Inc.*,2	3,965,815
1,190,027	Harfang Exploration, Inc.*,2	77,571
3,862,300	Kenorland Minerals Ltd.*,2,3	2,825,323
50,000	Mayfair Gold Corp.*,2	67,357
5,894,400	Midland Exploration, Inc.*,2,3	1,408,816
8,829,204	Mundoro Capital, Inc.*,2,3	1,534,735
1,670,000	Probe Gold, Inc.*,2	1,499,819
		11,898,845
	ROYALTY COMPANIES — 36.0%
7,581,800	Elemental Altus Royalties Corp.*,2	6,040,400
167,595	EMX Royalty Corp.*,2	303,460
100,366	Franco-Nevada Corp.	12,943,199
1,979,300	Lara Exploration Ltd.*,2	1,447,884
3,150,714	Metalla Royalty & Streaming Ltd.*,2	9,401,710
678,424	Metalla Royalty & Streaming Ltd.*	2,008,135
8,105,251	Orogen Royalties, Inc.*,2	7,748,918
635,889	Osisko Gold Royalties Ltd.	11,153,493
323,120	Osisko Gold Royalties Ltd.[2]	5,665,775
94,800	Royal Gold, Inc.	13,093,776
200,000	Silver Crown Royalties, Inc.*,1,2,3	1,274,716
186,537	Triple Flag Precious Metals Corp.	2,887,593
225,200	Wheaton Precious Metals Corp.	13,457,952
25,000	Wheaton Precious Metals Corp.[2]	1,494,713
		88,921,724
	SILVER: EXPLORATION AND MINING — 15.8%
3,624,980	Fortuna Silver Mines, Inc.*	17,508,653
753,761	Pan American Silver Corp.	17,321,428
434,644	SilverCrest Metals, Inc.*	4,242,126
		39,072,207
	TOTAL COMMON STOCKS
	(Cost $200,502,448)	246,021,760
	WARRANTS — 0.2%
	DIVERSIFIED EXPLORATION AND MINING — 0.0%
150,000	Canter Resources Corp., Strike Price: 0.70 CAD, Expiration Date: January 19, 2026*,1,2	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2024 (Unaudited)

Number of Shares		Value
WARRANTS (Continued)
DIVERSIFIED EXPLORATION AND MINING (Continued)
2,000,000	Nuvau Minerals Corp., Strike Price: 0.75 CAD, Expiration Date: March 15, 2025*,1,2	$—
1,000,000	Nuvau Minerals Corp., Strike Price: 1.00 CAD, Expiration Date: November 13, 2026*,1,2	—
1,111,110	Nuvau Minerals Corp., Strike Price: 1.35 CAD, Expiration Date: September 10, 2026*,1,2	—
—
GOLD EXPLORATION — 0.0%
550,000	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: December 11, 2025*,1,2	—
1,428,571	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: November 20, 2025*,1,2	—
1,600,000	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: June 20, 2026*,1,2	—
535,500	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: November 13, 2026*,1,2	—
900,000	Angus Gold, Inc., Strike Price: 0.80 CAD, Expiration Date: July 24, 2026*,1,2	—
7,300,000	Dryden Gold Corp., Strike Price: 0.30 CAD, Expiration Date: January 15, 2026*,1,2	—
1,022,727	Heliostar Metals Ltd., Strike Price: 0.40 CAD, Expiration Date: January 16, 2026*,1,2	—
3,518,412	Heliostar Metals Ltd., Strike Price: 0.70 CAD, Expiration Date: January 25, 2025*,1,2	—
5,000,000	Mogotes Metals, Inc., Strike Price: 0.30 CAD, Expiration Date: July 22, 2027*,1,2	—
4,000,000	Radius Gold, Inc.; Strike Price: 0.35 CAD, Expiration Date: July 19, 2025*,1,2	—
7,000,000	Scorpio Gold Corp., Strike Price: 0.20 CAD, Expiration Date: February 20, 2026 *,1,2	—
650,000	Western Exploration, Inc., Strike Price: 2.15 CAD, Expiration Date: June 20, 2026*,1,2	—
—
GOLD MINING — 0.0%
50,000	I-80 GOLD Corp., Strike Price: 2.15 CAD, Expiration Date: November 27, 2026*,1,2	—

PRECIOUS METALS EXPLORATION — 0.0%
2,343,750	Revival Gold, Inc., Strike Price: 0.45 CAD, Expiration Date: September 17, 2027*,1,2	—
750,000	Revival Gold, Inc., Strike Price: 0.72 CAD, Expiration Date: July 18, 2026*,1,2	—
800,000	Revival Gold, Inc., Strike Price: 0.80 CAD, Expiration Date: December 28, 2024*,1,2	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2024 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
6,750,000	Thomson Resources Ltd., Strike Price: 0.115 AUD, Expiration Date: November 8, 2024*,1,2	$—
		—
	ROYALTY COMPANIES — 0.2%
1,784,546	EMX Royalty Corp., Strike Price: 2.27 CAD, Expiration Date: January 24, 2025*,1,2	297,274
200,000	Silver Crown Royalties, Inc., Strike Price: 16.00 CAD, Expiration Date: August 13, 2027*,1,2	—
		297,274
	TOTAL WARRANTS
	(Cost $—)	297,274
	SHORT-TERM INVESTMENTS — 1.1%
2,755,618	Federated Hermes Treasury Obligations Fund - Institutional Class, 5.11%[4]	2,755,618
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,755,618)	2,755,618

	TOTAL INVESTMENTS — 100.9%
	(Cost $203,258,066)	249,074,652

	Liabilities in Excess of Other Assets — (0.9)%	(2,111,796)
	TOTAL NET ASSETS — 100.0%	$246,962,856

ADR – American Depository Receipt
AUD – Australian Dollar
CAD – Canadian Dollar
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the value of these restricted securities amounted to $13,021,117 or 5.27% of net assets.
[2]	Foreign security denominated in U.S. dollars.
[3]	Affiliated company.
[4]	The rate is the annualized seven-day yield at period end.

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Gold Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks

Gold Exploration - 7.3%
Alpha Exploration Ltd. (3)(4)	$2,185,504	$1,118,570	$(9,211)	$2,929	$1,613,732	$4,911,524	$-
Angus Gold, Inc. (1)(3)	-	1,650,756	(52,635)	2,900	(277,440)	1,323,581	-
Atacama Copper Corp. (1)(2)(3)(4)	-	973,445	(973,445)	-	-	-	-
Aurion Resources, Ltd. (1)(3)	1,704,794	3,337,749	-	-	(780,091)	4,262,452	-
Dryden Gold Corp. (1)(3)	-	882,931	-	-	(277,282)	605,649	-
Heliostar Metals Ltd. (3)(4)	2,723,239	1,043,233	(420,784)	(190,166)	819,321	3,974,843	-
Radius Gold, Inc. (2)(3)	490,337	-	(516,252)	-	25,915	-	-
Revival Gold, Inc. (3)(4)	1,950,685	1,089,562	(707,964)	(540,040)	437,077	2,229,320	-
Scorpio Gold Corp. (1)(3)(4)	-	788,245	-	-	(121,297)	666,948	-
Western Exploration, Inc. (2)(3)	684,310	16,223	(1,497,372)	(7,033)	803,872	-	-
						17,974,317

Precious Metals Exploration - 2.3%
Kenorland Minerals Ltd. (1)(3)	1,251,978	1,214,893	(42,257)	(28,297)	429,006	2,825,323	-
Midland Exploration, Inc. (3)	1,730,248	63,606	-	-	(385,038)	1,408,816	-
Mundoro Capital, Inc. (3)	1,177,821	-	-	-	356,914	1,534,735	-
						5,768,874

Royalty Companies - 0.5%
Silver Crown Royalties, Inc. (1)(3)(4)	-	1,459,747	-	-	(185,031)	1,274,716

Total				$(759,707)	$2,459,658	$25,017,907	$-

	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Common Stocks

Gold Exploration - 4.4%
Alpha Exploration Ltd. (3)(4)	4,457,142	2,171,000	(12,200)	-	6,615,942
Angus Gold, Inc. (1)(3)	-	3,900,000	(112,500)	-	3,787,500
Atacama Copper Corp. (1)(2)(3)(4)	-	7,250,000	-	(6,041,667)	1,208,333
Aurion Resources, Ltd. (1)(3)	5,030,228	5,479,000	-	-	10,509,228
Dryden Gold Corp. (1)(3)	-	7,964,000	-	-	7,964,000
Heliostar Metals Ltd. (3)(4)	13,251,188	4,968,182	(2,078,000)	-	16,141,370
Radius Gold, Inc. (2)(3)	4,000,000	-	-	-	4,000,000
Revival Gold, Inc. (3)(4)	7,956,500	4,687,500	(2,872,500)	-	9,771,500
Scorpio Gold Corp. (1)(3)(4)	-	7,083,500	-	-	7,083,500
Western Exploration, Inc. (2)(3)	1,300,000	19,700	(19,700)	-	1,300,000

Precious Metals Exploration - 2.2%
Kenorland Minerals Ltd. (1)(3)	2,846,300	1,086,000	(70,000)	-	3,862,300
Midland Exploration, Inc. (3)	5,645,900	248,500	-	-	5,894,400
Mundoro Capital, Inc. (3)	8,829,204	-	-	-	8,829,204

Royalty Companies - 0.5%
Silver Crown Royalties, Inc. (1)(3)(4)	-	4,000,000		(3,800,000)	200,000

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.
(3)	Non Income Producing
(4)	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

*	Net of foreign withholding taxes.